UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-06367

                                 Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund

Third Quarter Report — June 30, 2018

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 0.9% compared with an increase of 3.4% for the Standard & Poor’s (“S&P”) 500 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a)(b) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (01/02/92)
Class AAA (GABEX)	0.88%	6.12%	7.86%	7.62%	8.42%	9.81%
S&P 500 Index	3.43	14.37	13.42	10.17	9.30	9.53	(c)
Nasdaq Composite Index	6.61	23.71	18.61	13.96	12.01	10.93	(c)
Lipper Equity Income Fund Average	1.85	8.64	9.99	8.27	8.19	8.46
Class A (GCAEX)	0.89	6.10	7.85	7.62	8.41	9.81
With sales charge (d)	(4.91)	0.00	6.58	6.98	7.99	9.56
Class C (GCCEX)	0.69	5.29	7.05	6.82	7.64	9.36
With contingent deferred sales charge (e)	(0.31)	4.29	7.05	6.82	7.64	9.36
Class I (GCIEX)	0.93	6.36	8.12	7.90	8.62	9.92
Class T (GCTEX)	0.84	6.07	7.85	7.61	8.42	9.81
With sales charge (f)	(1.68)	3.42	7.30	7.34	8.23	9.64

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.39%, 1.39%, 2.14%, 1.14%, and 1.39%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)   The Fund’s fiscal year ends September 30.

(c)   S&P 500 Index and Nasdaq Composite Index since inception performance are as of December 31, 1991.

(d)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)   Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(f) Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.2%
	Aerospace — 2.2%
61,000	Aerojet Rocketdyne Holdings Inc.†	$1,798,890
2,000	Lockheed Martin Corp.	590,860
10,000	Raytheon Co.	1,931,800
64,000	Rockwell Automation Inc.	10,638,720
2,000	Rockwell Collins Inc.	269,360
890,000	Rolls-Royce Holdings plc	11,607,164
63,900,000	Rolls-Royce Holdings plc, Cl. C†(a)	84,332
		26,921,126

	Agriculture — 0.4%
90,000	Archer-Daniels-Midland Co.	4,124,700
12,000	The Mosaic Co.	336,600
		4,461,300

	Automotive — 0.7%
165,000	Navistar International Corp.†	6,718,800
30,000	PACCAR Inc.	1,858,800
		8,577,600

	Automotive: Parts and Accessories — 2.4%
148,000	Dana Inc.	2,988,120
275,000	Genuine Parts Co.	25,242,250
1,200	O’Reilly Automotive Inc.†	328,284
15,000	Tenneco Inc.	659,400
		29,218,054

	Aviation: Parts and Services — 0.3%
29,000	United Technologies Corp.	3,625,870

	Broadcasting — 2.1%
347,000	CBS Corp., Cl. A, Voting	19,654,080
65,575	Liberty Global plc, Cl. A†	1,805,936
150,000	Liberty Global plc, Cl. C†	3,991,500
36,000	MSG Networks Inc., Cl. A†	862,200
		26,313,716

	Building and Construction — 1.4%
168,000	Fortune Brands Home & Security Inc.	9,019,920
45,800	Herc Holdings Inc.†	2,580,372
160,000	Johnson Controls International plc	5,352,000
		16,952,292

	Business Services — 2.5%
34,000	Automatic Data Processing Inc.	4,560,760
91,000	Mastercard Inc., Cl. A	17,883,320
2,000	MSC Industrial Direct Co. Inc., Cl. A	169,700
40,000	Pentair plc	1,683,200
28,000	S&P Global Inc.	5,708,920
4,000	Vectrus Inc.†	123,280
		30,129,180

	Cable and Satellite — 0.6%
10,000	AMC Networks Inc., Cl. A†	622,000

Shares		Market Value

165,000	DISH Network Corp., Cl. A†	$5,545,650
16,000	EchoStar Corp., Cl. A†	710,400
6,000	Liberty Latin America Ltd., Cl. A†	114,720
13,692	Liberty Latin America Ltd., Cl. C†	265,351
		7,258,121

	Communications Equipment — 0.1%
66,000	Corning Inc.	1,815,660

	Computer Hardware — 1.0%
20,000	Apple Inc.	3,702,200
64,000	International Business Machines Corp.	8,940,800
		12,643,000

	Computer Software and Services — 1.5%
6,000	CDK Global Inc.	390,300
79,000	Fidelity National Information Services Inc.	8,376,370
265,000	Hewlett Packard Enterprise Co.	3,871,650
50,000	Microsoft Corp.	4,930,500
20,000	NetScout Systems Inc.†	594,000
		18,162,820

	Consumer Products — 5.8%
44,000	Altria Group Inc.	2,498,760
67,000	Edgewell Personal Care Co.†	3,380,820
28,000	Energizer Holdings Inc.	1,762,880
27,000	Essity AB, Cl. A	669,216
2,000	National Presto Industries Inc.	248,000
48,500	Philip Morris International Inc.	3,915,890
74,000	Reckitt Benckiser Group plc	6,093,095
832,000	Swedish Match AB	41,215,664
84,000	The Procter & Gamble Co.	6,557,040
75,000	Unilever NV - NY Shares	4,179,000
		70,520,365

	Consumer Services — 0.1%
3,500	Allegion plc	270,760
22,000	Rollins Inc.	1,156,760
		1,427,520

	Diversified Industrial — 4.8%
80,000	Crane Co.	6,410,400
75,000	Eaton Corp. plc	5,605,500
430,000	General Electric Co.	5,852,300
109,000	Honeywell International Inc.	15,701,450
50,000	ITT Inc.	2,613,500
50,000	Jardine Matheson Holdings Ltd.	3,155,000
178,000	Jardine Strategic Holdings Ltd.	6,493,440
38,000	nVent Electric plc†	953,800
120,000	Textron Inc.	7,909,200
330,000	Toray Industries Inc.	2,605,067
37,000	Trinity Industries Inc.	1,267,620
		58,567,277

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Electronics — 1.0%
35,000	Sony Corp.	$1,790,543
85,000	Sony Corp., ADR	4,357,100
60,000	TE Connectivity Ltd.	5,403,600
10,000	Texas Instruments Inc.	1,102,500
		12,653,743

	Energy and Utilities: Electric — 0.4%
6,000	American Electric Power Co. Inc.	415,500
6,000	Avangrid Inc.	317,580
45,000	El Paso Electric Co.	2,659,500
50,000	Korea Electric Power Corp.,, ADR	717,000
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
105,000	The AES Corp.	1,408,050
		5,517,630

	Energy and Utilities: Integrated — 0.7%
168,000	Energy Transfer Equity LP	2,898,000
29,000	Eni SpA	538,676
12,000	Eversource Energy	703,320
6,500	Iberdrola SA, ADR	200,330
62,000	OGE Energy Corp.	2,183,020
59,000	PNM Resources Inc.	2,295,100
		8,818,446

	Energy and Utilities: Natural Gas — 1.6%
1,200	Atmos Energy Corp.	108,168
200,000	National Fuel Gas Co.	10,592,000
14,000	ONE Gas Inc.	1,046,360
91,000	ONEOK Inc.	6,354,530
12,000	Southwest Gas Holdings Inc.	915,240
		19,016,298

	Energy and Utilities: Oil — 3.7%
122,000	Anadarko Petroleum Corp.	8,936,500
100,000	Chevron Corp.	12,643,000
15,000	ConocoPhillips	1,044,300
39,000	Devon Energy Corp.	1,714,440
47,000	Exxon Mobil Corp.	3,888,310
91,500	Hess Corp.	6,120,435
21,000	Marathon Petroleum Corp.	1,473,360
40,000	Occidental Petroleum Corp.	3,347,200
75,000	Royal Dutch Shell plc, Cl. A, ADR	5,192,250
17,000	TOTAL SA, ADR	1,029,520
		45,389,315

	Energy and Utilities: Services — 1.5%
340,000	Halliburton Co.	15,320,400
93,000	Oceaneering International Inc.	2,367,780
10,000	Schlumberger Ltd.	670,300
		18,358,480

Shares		Market Value

	Energy and Utilities: Water — 0.2%
16,000	Aqua America Inc.	$562,880
80,000	Severn Trent plc	2,089,954
		2,652,834

	Entertainment — 1.8%
140,000	Grupo Televisa SAB, ADR	2,653,000
12,000	The Madison Square Garden Co, Cl. A†	3,722,280
100,000	Twenty-First Century Fox Inc., Cl. B	4,927,000
292,000	Viacom Inc., Cl. A	10,351,400
		21,653,680

	Environmental Services — 1.0%
50,000	Republic Services Inc.	3,418,000
110,000	Waste Management Inc.	8,947,400
		12,365,400

	Equipment and Supplies — 1.9%
26,000	A.O. Smith Corp.	1,537,900
16,346	Danaher Corp.	1,613,023
179,000	Flowserve Corp.	7,231,600
60,000	Graco Inc.	2,713,200
11,000	Ingersoll-Rand plc	987,030
22,000	Minerals Technologies Inc.	1,657,700
174,000	Mueller Industries Inc.	5,134,740
16,000	Parker-Hannifin Corp.	2,493,600
15,000	Tenaris SA, ADR	545,850
		23,914,643

	Financial Services — 19.4%
6,300	Alleghany Corp.	3,622,311
95,000	AllianceBernstein Holding LP	2,712,250
86,000	American Express Co.(b)	8,428,000
40,000	American International Group Inc.	2,120,800
24,000	Argo Group International Holdings Ltd.	1,395,600
5,195	Banco Santander Chile, ADR	163,279
85,000	Banco Santander SA, ADR	453,900
335,000	Bank of America Corp.	9,443,650
13,056	BNP Paribas SA	810,978
245,000	Citigroup Inc.	16,395,400
15,000	Dundee Corp., Cl. A†	18,028
37,000	Eaton Vance Corp.	1,931,030
64,000	Federated Investors Inc., Cl. B	1,492,480
34,000	Fidelity Southern Corp.	863,940
45,000	H&R Block Inc.	1,025,100
50,000	Interactive Brokers Group Inc., Cl. A	3,220,500
15,000	Jefferies Financial Group Inc.	341,100
30,000	JPMorgan Chase & Co.	3,126,000
68,000	Julius Baer Group Ltd.	4,001,858
13,000	Kemper Corp.	983,450
80,000	Kinnevik AB, Cl. A	2,742,066
120,000	Legg Mason Inc.	4,167,600
100,000	Loews Corp.	4,828,000
100,000	M&T Bank Corp.	17,015,000

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
225,000	Marsh & McLennan Companies Inc.	$18,443,250
167,000	Morgan Stanley	7,915,800
180,000	Navient Corp.	2,345,400
55,000	Och-Ziff Capital Management Group LLC, Cl. A	106,150
38,000	Oritani Financial Corp.	615,600
10,000	Popular Inc.	452,100
220,000	SLM Corp.†	2,519,000
142,000	State Street Corp.	13,218,780
275,000	Sterling Bancorp	6,462,500
12,000	SunTrust Banks Inc.	792,240
8,000	T. Rowe Price Group Inc.	928,720
98,000	TD Ameritrade Holding Corp.	5,367,460
700,000	The Bank of New York Mellon Corp.	37,751,000
3,000	The Dun & Bradstreet Corp.	367,950
18,500	The Goldman Sachs Group Inc.	4,080,545
92,000	The Hartford Financial Services Group Inc.	4,703,960
103,000	The PNC Financial Services Group Inc.	13,915,300
14,000	The Travelers Companies Inc.	1,712,760
20,000	W. R. Berkley Corp.	1,448,200
90,000	Waddell & Reed Financial Inc., Cl. A	1,617,300
392,000	Wells Fargo & Co.	21,732,480
		237,798,815

	Food and Beverage — 16.3%
1,000	Ajinomoto Co. Inc.	18,931
1,000	Anheuser-Busch InBev SA/NV	101,015
348,000	Brown-Forman Corp., Cl. A	17,003,280
14,000	Brown-Forman Corp., Cl. B	686,140
153,000	Campbell Soup Co.	6,202,620
80,000	Coca-Cola Amatil Ltd., ADR	544,400
20,000	Coca-Cola European Partners plc	812,800
14,500	Coca-Cola Femsa SAB de CV, ADR	818,235
7,700	Constellation Brands Inc., Cl. A	1,685,299
90,000	Danone SA	6,607,771
850,000	Davide Campari-Milano SpA	6,993,087
89,000	Diageo plc, ADR	12,816,890
40,000	Dr Pepper Snapple Group Inc.	4,880,000
120,000	Fomento Economico Mexicano SAB de CV, ADR	10,534,800
200,000	General Mills Inc.	8,852,000
2,400,000	Grupo Bimbo SAB de CV, Cl. A	4,677,887
135,000	Heineken NV	13,561,327
17,000	Heineken NV, ADR	853,400
180,000	ITO EN Ltd.	8,340,333
35,500	Kellogg Co.	2,480,385
2,000	McCormick & Co. Inc., Cl. V	231,600
28,000	McCormick & Co. Inc., Non-Voting	3,250,520
540,000	Mondelēz International Inc., Cl. A	22,140,000
115,000	Nestlé SA	8,930,122
95,000	Nissin Foods Holdings Co. Ltd.	6,873,052
2,925,000	Parmalat SpA	9,871,717

Shares		Market Value

100,000	PepsiCo Inc.	$10,887,000
45,000	Pernod Ricard SA	7,351,894
58,000	Remy Cointreau SA	7,518,305
36,000	Sapporo Holdings Ltd.	902,642
65,000	The Coca-Cola Co.	2,850,900
1,000	The Hershey Co.	93,060
65,000	The Kraft Heinz Co.	4,083,300
60,000	Tootsie Roll Industries Inc.	1,851,000
2,000	Tyson Foods Inc., Cl. A	137,700
60,000	Yakult Honsha Co. Ltd.	4,010,297
		199,453,709

	Health Care — 8.5%
10,000	Abbott Laboratories	609,900
8,000	AbbVie Inc.	741,200
29,000	Aetna Inc.	5,321,500
4,000	Allergan plc	666,880
78,000	Baxter International Inc.	5,759,520
7,500	Bio-Rad Laboratories Inc., Cl. A†	2,164,050
298,000	Bristol-Myers Squibb Co.	16,491,320
84,000	Eli Lilly & Co.	7,167,720
5,000	Express Scripts Holding Co.†	386,050
13,000	GlaxoSmithKline plc, ADR	524,030
40,000	Henry Schein Inc.†	2,905,600
57,000	Johnson & Johnson	6,916,380
214,000	Merck & Co. Inc.	12,989,800
128,000	Novartis AG, ADR	9,669,120
168,000	Patterson Cos., Inc.	3,808,560
275,000	Pfizer Inc.	9,977,000
45,000	Roche Holding AG, ADR	1,243,350
15,000	Roche Holding AG, Genusschein	3,340,654
75,000	William Demant Holding A/S†	3,018,832
61,000	Wright Medical Group NV†	1,583,560
45,000	Zimmer Biomet Holdings Inc.	5,014,800
45,000	Zoetis Inc.	3,833,550
		104,133,376

	Hotels and Gaming — 0.5%
7,500	Las Vegas Sands Corp.	572,700
75,000	MGM Resorts International	2,177,250
38,000	Ryman Hospitality Properties Inc., REIT	3,159,700
3,000	Wynn Resorts Ltd.	502,020
		6,411,670

	Industrials — 0.1%
46,000	Arconic Inc.	782,460

	Machinery — 1.2%
6,000	Caterpillar Inc.	814,020
79,500	Deere & Co.	11,114,100
44,000	Xylem Inc.	2,964,720
		14,892,840

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Metals and Mining — 1.0%
200,000	Freeport-McMoRan Inc.	$3,452,000
233,000	Newmont Mining Corp.	8,786,430
		12,238,430

	Paper and Forest Products — 0.9%
11,000	International Paper Co.	572,880
25,000	Svenska Cellulosa AB, Cl. A	273,258
265,000	Weyerhaeuser Co., REIT	9,661,900
		10,508,038

	Publishing — 0.0%
3,000	Value Line Inc.	71,100

	Real Estate — 0.0%
9,000	Griffin Industrial Realty Inc.	395,910

	Retail — 5.6%
16,000	Compagnie Financiere Richemont SA	1,359,103
49,000	Copart Inc.†	2,771,440
45,000	Costco Wholesale Corp.	9,404,100
200,000	CVS Health Corp.	12,870,000
98,000	Ingles Markets Inc., Cl. A	3,116,400
372,000	J.C. Penney Co. Inc.†	870,480
350,000	Macy’s Inc.	13,100,500
90,000	Seven & i Holdings Co. Ltd.	3,927,110
70,000	The Home Depot Inc.	13,657,000
16,000	Tractor Supply Co.	1,223,840
92,000	Walgreens Boots Alliance Inc.	5,521,380
2,000	Walmart Inc.	171,300
10,000	Weis Markets Inc.	533,400
		68,526,053

	Specialty Chemicals — 1.0%
10,500	Albemarle Corp.	990,465
3,000	Ashland Global Holdings Inc.	234,540
70,000	Ferro Corp.†	1,459,500
8,000	FMC Corp.	713,680
46,000	H.B. Fuller Co.	2,469,280
34,000	International Flavors & Fragrances Inc.	4,214,640
2,400	NewMarket Corp.	970,800
1,000	Quaker Chemical Corp.	154,870
19,000	The Chemours Co.	842,840
		12,050,615

	Telecommunications — 3.3%
2,000	AT&T Inc.	64,220
230,000	BCE Inc.	9,312,700
32,000	BT Group plc, ADR	462,720
260,000	Deutsche Telekom AG, ADR	4,013,100
4,500	Harris Corp.	650,430

Shares		Market Value
33,000	Loral Space & Communications Inc.†	$1,240,800
20,000	Orange SA, ADR	333,400
40,000	Proximus SA	902,010
45,010	Telefonica SA, ADR	383,935
280,000	Telephone & Data Systems Inc.	7,677,600
24,000	TELUS Corp., New York	852,240
23,000	TELUS Corp., Toronto	817,024
273,000	Verizon Communications Inc.	13,734,630
		40,444,809

	Transportation — 0.9%
141,000	GATX Corp.	10,466,430

	Wireless Communications — 0.8%
6,000	Millicom International Cellular SA	352,500
35,000	Millicom International Cellular SA, SDR	2,067,156
212,000	NTT DoCoMo Inc.	5,404,597
30,000	Turkcell Iletisim Hizmetleri A/S, ADR	196,200
39,846	United States Cellular Corp.†	1,475,896
35,000	Vodafone Group plc, ADR	850,850
		10,347,199
	TOTAL COMMON STOCKS	1,215,455,824

	CLOSED-END FUNDS — 0.7%
112,500	Altaba Inc.†	8,236,125

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
20,000	Cincinnati Bell Inc., 6.750%, Ser. B	989,000

	WARRANTS — 0.0%

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	16

	TOTAL INVESTMENTS — 100.0% (Cost $560,670,727)	$1,224,680,965

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $2,450,000 were deposited with Pershing LLC as collateral.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 3 Other Significant Observable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$26,836,794	$84,332	$ 26,921,126
Energy and Utilities: Electric	5,517,630	0	5,517,630
Other Industries (a)	1,183,017,068	—	1,183,017,068
Total Common Stocks	1,215,371,492	84,332	1,215,455,824
Closed-End Funds	8,236,125	—	8,236,125
Convertible Preferred Stocks (a)	989,000	—	989,000
Warrants (a)	16	—	16
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,224,596,633	$84,332	$1,224,680,965

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2018, the Fund held no option positions.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

10

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q218QR

The Gabelli Small Cap Growth Fund

Third Quarter Report — June 30, 2018

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 3.0% compared with an increase of 7.8% for the Russell 2000 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a)(b) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (10/22/91)
Class AAA (GABSX)	2.96%	11.87%	10.38%	10.45%	11.27%	12.58%
Russell 2000 Index	7.75	17.57	12.46	10.60	10.50	10.07
Class A (GCASX)	2.97	11.85	10.37	10.45	11.27	12.58
With sales charge (c)	(2.95)	5.42	9.07	9.80	10.83	12.33
Class C (GCCSX)	2.77	11.03	9.55	9.63	10.47	12.13
With contingent deferred sales charge (d)	1.77	10.03	9.55	9.63	10.47	12.13
Class I (GACIX)	3.04	12.14	10.65	10.73	11.47	12.69
Class T (GATIX)	2.98	11.48	10.37	10.45	11.27	12.58
With sales charge (e)	0.41	8.69	9.82	10.17	11.08	11.84

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I and T Shares are 1.38%, 1.38%, 2.13%, 1.13%, and 1.37%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, Class C Shares, and T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, the Class I Shares on January 11, 2008, and Class T Shares on July 5,2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.
(c) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e) Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.8%
	Aerospace — 1.0%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$ 36,567,600
20,000	Embraer SA, ADR	498,000
40,000	Innovative Solutions & Support Inc.†	116,400

		37,182,000

	Agriculture — 0.0%
12,000	Cadiz Inc.†	157,200

	Automotive — 1.4%
1,316,000	Navistar International Corp.†	53,587,520
15,000	PACCAR Inc.	929,400

		54,516,920

	Automotive: Parts and Accessories — 4.8%
5,000	Adient plc	245,950
236,000	BorgWarner Inc.	10,185,760
1,270,000	Brembo SpA	17,189,219
90,022	China Automotive Systems Inc.†	392,496
300,000	Cooper Tire & Rubber Co.	7,890,000
1,185,000	Dana Inc.	23,925,150
1,128,307	Federal-Mogul Holdings Corp.†(a)	11,283,070
1,000	Lear Corp.	185,810
700,000	Modine Manufacturing Co.†	12,775,000
22,000	Monro Muffler Brake Inc.	1,278,200
159,000	O’Reilly Automotive Inc.†	43,497,630
45,000	Puradyn Filter Technologies Inc.†	761
185,000	SORL Auto Parts Inc.†	863,950
85,375	Spartan Motors Inc.	1,289,163
200,000	Standard Motor Products Inc.	9,668,000
207,600	Strattec Security Corp.(b)	6,342,180
385,000	Superior Industries International Inc.	6,891,500
455,000	Tenneco Inc.	20,001,800
24,000	Thor Industries Inc.	2,337,360
130,000	Uni-Select Inc.	2,067,699
11,000	Visteon Corp.†	1,421,640

		179,732,338

	Aviation: Parts and Services — 4.4%
25,000	AAR Corp.	1,162,250
9,500	Astronics Corp.†	341,715
18,500	Astronics Corp., Cl. B†	661,560
9,300,000	BBA Aviation plc	41,902,286
361,500	Curtiss-Wright Corp.	43,025,730
44,000	Ducommun Inc.†	1,455,960
875,000	Kaman Corp.	60,978,750
61,000	KLX Inc.†	4,385,900
90,000	Moog Inc., Cl. A	7,016,400
16,200	Moog Inc., Cl. B	1,272,348
68,000	Woodward Inc.	5,226,480

		167,429,379

	Broadcasting — 1.5%
240,000	Beasley Broadcast Group Inc., Cl. A	2,688,000
10,000	Cogeco Communications Inc.	495,341

Shares		Market Value

23,300	Cogeco Inc.	$ 1,030,081
196,000	Corus Entertainment Inc., Cl. B	739,482
25,000	Gray Television Inc.†	395,000
72,000	Gray Television Inc., Cl. A†	1,051,200
925,000	ITV plc	2,124,136
20,000	Liberty Broadband Corp., Cl. A†	1,512,800
48,000	Liberty Broadband Corp., Cl. C†	3,634,560
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	706,200
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,485,200
78,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	3,513,900
85,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	3,855,600
360,000	MSG Networks Inc., Cl. A†	8,622,000
100,000	Nexstar Media Group Inc., Cl. A	7,340,000
212,000	Pandora Media Inc.†	1,670,560
95,513	RLJ Entertainment Inc.†	442,225
572,000	Salem Media Group Inc.	2,945,800
169,000	Sinclair Broadcast Group Inc., Cl. A	5,433,350
450,000	Sirius XM Holdings Inc.	3,046,500
62,000	Tribune Media Co., Cl. A	2,372,740

		55,104,675

	Building and Construction — 3.6%
213,000	Armstrong Flooring Inc.†	2,990,520
55,000	Beazer Homes USA Inc.†	811,250
287,000	D.R. Horton Inc.	11,767,000
52,000	Gibraltar Industries Inc.†	1,950,000
472,906	Herc Holdings Inc.†	26,643,524
700,000	Hovnanian Enterprises Inc., Cl. A†	1,141,000
2,000	JELD-WEN Holding Inc.†	57,180
135,000	Johnson Controls International plc	4,515,750
200,000	KB Home	5,448,000
490,800	Lennar Corp., Cl. B	20,952,252
600,000	Louisiana-Pacific Corp.	16,332,000
136,080	MDC Holdings Inc.	4,187,182
150,000	Meritage Homes Corp.†	6,592,500
2,700	NVR Inc.†	8,019,945
335,000	PulteGroup Inc.	9,631,250
35,000	Titan Machinery Inc.†	544,250
370,000	Toll Brothers Inc.	13,686,300

		135,269,903

	Business Services — 4.9%
36,000	ACCO Brands Corp.	498,600
68,200	Ascent Capital Group Inc., Cl. A†	191,642
652,000	Clear Channel Outdoor Holdings Inc., Cl. A	2,803,600
1,370,000	Diebold Nixdorf Inc.	16,371,500
559,000	Edgewater Technology Inc.†	3,029,780
95,000	GP Strategies Corp.†	1,672,000
25,000	GSE Systems Inc.†	81,250
1,381,215	Internap Corp.†	14,392,260
178,785	Internap Corp.†	1,862,940

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
900,000	Live Nation Entertainment Inc.†	$ 43,713,000
180,000	Loomis AB, Cl. B	6,258,074
208,000	Macquarie Infrastructure Corp.	8,777,600
94,000	McGrath RentCorp.	5,947,380
89,000	Scientific Games Corp.†	4,374,350
20,000	Sealed Air Corp.	849,000
16,000	Sequential Brands Group Inc.†	31,520
115,000	Sohgo Security Services Co. Ltd.	5,422,030
17,800	Stamps.com Inc.†	4,504,290
400,000	Team Inc.†	9,240,000
33,000	The Brink’s Co.	2,631,750
1,900,000	The Interpublic Group of Companies Inc.	44,536,000
33,050	TransAct Technologies Inc.	413,125
508,000	Trans-Lux Corp.†(b)	457,200
47,000	United Rentals Inc.†	6,938,140
14,444	Vectrus Inc.†	445,164

		185,442,195

	Cable — 1.3%
167,000	AMC Networks Inc., Cl. A†	10,387,400
2,500	Cable One Inc.	1,833,225
50,000	DISH Network Corp., Cl. A†	1,680,500
36,000	EchoStar Corp., Cl. A†	1,598,400
297,990	Liberty Global plc, Cl. A†	8,206,645
734,391	Liberty Global plc, Cl. C†	19,542,145
545,000	WideOpenWest Inc.†	5,264,700

		48,513,015

	Communications Equipment — 0.1%
351,416	Communications Systems Inc.	1,338,895
52,000	Fortinet Inc.†	3,246,360

		4,585,255

	Computer Software and Services — 2.6%
50,000	3D Systems Corp.†	690,500
146,000	Activision Blizzard Inc.	11,142,720
90,000	Avid Technology Inc.†	468,000
290,000	comScore Inc.†	6,322,000
155,000	FalconStor Software Inc.†	15,500
40,000	InterXion Holding NV†	2,496,800
20,000	Mercury Systems Inc.†	761,200
20,000	MKS Instruments Inc.	1,914,000
250,000	NCR Corp.†	7,495,000
3,996	NetScout Systems Inc.†	118,681
12,000	Rocket Internet SE†	385,374
100,000	Rockwell Automation Inc.	16,623,000
10,000	SecureWorks Corp., Cl. A†	124,500
140,000	Stratasys Ltd.†	2,679,600
217,200	Tyler Technologies Inc.†	48,240,120
3,000	Zedge Inc., Cl. B†	11,280

		99,488,275

Shares		Market Value

	Consumer Products — 1.6%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	$ 3,388,500
74,000	Brunswick Corp.	4,771,520
33,500	Chofu Seisakusho Co. Ltd.	726,189
88,000	Church & Dwight Co. Inc.	4,678,080
20,000	Energizer Holdings Inc.	1,259,200
77,000	Ginko International Co. Ltd.	628,860
2,000	Harley-Davidson Inc.	84,160
145,000	Hunter Douglas NV	10,667,866
2,800	Kobayashi Pharmaceutical Co Ltd.	242,027
13,000	LCI Industries	1,171,950
272,000	Marine Products Corp.	4,836,160
10,000	National Presto Industries Inc.	1,240,000
32,000	Newell Brands Inc.	825,280
415,000	Sally Beauty Holdings Inc.†	6,652,450
220,000	Samick Musical Instruments Co. Ltd.	457,963
25,000	Scandinavian Tobacco Group A/S	377,550
13,000	Shimano Inc.	1,909,226
9,500	Steven Madden Ltd.	504,450
150,000	Swedish Match AB	7,430,709
27,000	The Scotts Miracle-Gro Co.	2,245,320
22,000	WD-40 Co.	3,217,500
100,000	Wolverine World Wide Inc.	3,477,000

		60,791,960

	Consumer Services — 1.7%
53,000	Bowlin Travel Centers Inc.†	133,560
2,750	Collectors Universe Inc.	40,535
30,000	GCI Liberty Inc., Cl. A†	1,352,400
18,000	IAC/InterActiveCorp.†	2,744,820
264,000	KAR Auction Services Inc.	14,467,200
20,000	Liberty Expedia Holdings Inc., Cl. A†	878,800
25,000	Liberty TripAdvisor Holdings Inc., Cl. A†	402,500
145,000	Qurate Retail Inc.†	3,076,900
800,000	Rollins Inc.	42,064,000

		65,160,715

	Diversified Industrial — 6.6%
15,700	Acuity Brands Inc.	1,819,159
30,000	Aegion Corp.†	772,500
95,000	Albany International Corp., Cl. A	5,714,250
15,000	Altra Industrial Motion Corp.	646,500
238,000	Ampco-Pittsburgh Corp.†	2,439,500
6,000	Anixter International Inc.†	379,800
67,637	Burnham Holdings Inc., Cl. A	1,048,373
400,000	Crane Co.	32,052,000
127,000	EnPro Industries Inc.	8,883,650
86,400	Granite Construction Inc.	4,809,024
115,000	Greif Inc., Cl. A	6,082,350
117,970	Greif Inc., Cl. B	6,795,072
1,589,485	Griffon Corp.	28,292,833
34,000	Haynes International Inc.	1,249,160
190,000	Jardine Strategic Holdings Ltd.	6,931,200

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
7,000	JSP Corp.	$ 211,489
840,000	Katy Industries Inc.†(b)	2,646
184,000	Kimball International Inc., Cl. B	2,973,440
50,000	L.B. Foster Co., Cl. A†	1,147,500
80,000	Lawson Products Inc.†	1,948,000
94,000	Lincoln Electric Holdings Inc.	8,249,440
59,000	Lindsay Corp.	5,722,410
27,000	Lydall Inc.†	1,178,550
40,221	Matthews International Corp., Cl. A	2,364,995
990,076	Myers Industries Inc.	19,009,459
19,000	nVent Electric plc†	476,900
126,000	Oil-Dri Corp. of America	5,309,640
120,000	Olin Corp.	3,446,400
307,500	Park-Ohio Holdings Corp.	11,469,750
19,000	Pentair plc	799,520
98,000	Raven Industries Inc.	3,768,100
27,000	Roper Technologies Inc.	7,449,570
96,000	Sonoco Products Co.	5,040,000
1,500	Spectrum Brands Holdings Inc.	122,430
57,000	Standex International Corp.	5,825,400
470,042	Steel Connect Inc.†	1,015,291
285,046	Steel Partners Holdings LP†	4,817,277
17,000	T Hasegawa Co. Ltd.	370,970
8,000	Terex Corp.	337,520
390,000	Textron Inc.	25,704,900
538,000	Tredegar Corp.	12,643,000
260,000	Trinity Industries Inc.	8,907,600

		248,227,568

	Educational Services — 0.0%
59,000	Career Education Corp.†	954,030
100,000	Universal Technical Institute Inc.†	315,000

		1,269,030

	Electronics — 1.8%
192,000	Badger Meter Inc.	8,582,400
281,652	Bel Fuse Inc., Cl. A(b)	6,027,353
545,000	CTS Corp.	19,620,000
500,000	Cypress Semiconductor Corp.	7,790,000
40,000	Daktronics Inc.	340,400
57,000	Dolby Laboratories Inc., Cl. A	3,516,330
1,167	Fortive Corp.	89,987
240,000	Gentex Corp.	5,524,800
40,000	IMAX Corp.†	886,000
70,000	KEMET Corp.†	1,690,500
350,000	Park Electrochemical Corp.	8,116,500
60,000	Renesas Electronics Corp.†	588,538
8,000	Sparton Corp.†	151,920
185,000	Stoneridge Inc.†	6,500,900

		69,425,628

Shares		Market Value

	Energy and Utilities — 6.0%
23,500	Andeavor	$ 3,082,730
57,000	Avangrid Inc.	3,017,010
120,000	Avista Corp.	6,319,200
260,000	Black Hills Corp.	15,914,600
700,000	Black Ridge Oil and Gas Inc.†	16,800
274,000	Callon Petroleum Co.†	2,942,760
46,000	Chesapeake Utilities Corp.	3,677,700
5,000	Clean Energy Fuels Corp.†	18,450
38,000	CMS Energy Corp.	1,796,640
21,000	Connecticut Water Service Inc.	1,371,720
11,000	Consolidated Water Co. Ltd.	141,900
155,000	Covanta Holding Corp.	2,557,500
94,000	Diamondback Energy Inc.	12,367,580
25,000	Dril-Quip Inc.†	1,285,000
406,000	El Paso Electric Co.	23,994,600
80,000	Energy Recovery Inc.†	646,400
268,781	Evergy Inc.	15,092,053
20,000	Gamesa Corporacion Tecnologica SA	268,711
110,000	Hawaiian Electric Industries Inc.	3,773,000
40,000	Middlesex Water Co.	1,686,800
95,000	National Fuel Gas Co.	5,031,200
15,000	Northwest Natural Gas Co.	957,000
76,000	NorthWestern Corp.	4,351,000
80,000	Oceaneering International Inc.	2,036,800
288,000	Otter Tail Corp.	13,708,800
12,000	Patterson-UTI Energy Inc.	216,000
1,245,000	PNM Resources Inc.	48,430,500
72,000	Rowan Companies plc, Cl. A†	1,167,840
1,970,000	RPC Inc.	28,702,900
98,000	SJW Group	6,489,560
175,500	Southwest Gas Holdings Inc.	13,385,385
15,000	Spire Inc.	1,059,750
100,000	SunEdison Inc.†(a)	1,010
41,000	The York Water Co.	1,303,800
14,000	Vestas Wind Systems A/S	866,778

		227,679,477

	Entertainment — 2.9%
19,000	AMC Entertainment Holdings Inc., Cl. A	302,100
50,000	Discovery Inc., Cl. A†	1,375,000
100,000	Discovery Inc., Cl. C†	2,550,000
432,612	Dover Motorsports Inc.	973,377
125,000	Entertainment One Ltd.	606,754
25,000	Eros International plc†	325,000
30,000	Inspired Entertainment Inc.†	187,500
69,000	International Speedway Corp., Cl. A	3,084,300
6,814	International Speedway Corp., Cl. B	310,889
50,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,285,500
255,000	Liberty Media Corp.- Liberty Braves, Cl. C†	6,594,300
14,000	Lions Gate Entertainment Corp., Cl. A	347,480

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Entertainment (Continued)
36,000	Lions Gate Entertainment Corp., Cl. B	$ 844,560
30,000	Manchester United plc, Cl. A	618,000
235,000	Pinnacle Entertainment Inc.†	7,926,550
110,000	Take-Two Interactive Software Inc.†	13,019,600
124,000	The Madison Square Garden Co, Cl. A†	38,463,560
260,000	Twenty-First Century Fox Inc., Cl. A	12,919,400
154,000	Universal Entertainment Corp.†	6,926,975
150,000	World Wrestling Entertainment Inc., Cl. A	10,923,000

		109,583,845

	Environmental Services — 0.8%
41,500	Evoqua Water Technologies Corp.†	850,750
400,000	Republic Services Inc.	27,344,000

		28,194,750

	Equipment and Supplies — 9.1%
85,000	A.O. Smith Corp.	5,027,750
510,000	AMETEK Inc.	36,801,600
50,000	AZZ Inc.	2,172,500
10,000	Belden Inc.	611,200
60,000	Chart Industries Inc.†	3,700,800
540,000	CIRCOR International Inc.	19,958,400
300,000	Core Molding Technologies Inc.	4,284,000
158,000	Crown Holdings Inc.†	7,072,080
2,335	Danaher Corp.	230,418
175,000	Donaldson Co. Inc.	7,896,000
208,000	Entegris Inc.	7,051,200
820,000	Federal Signal Corp.	19,097,800
300,000	Flowserve Corp.	12,120,000
320,000	Franklin Electric Co. Inc.	14,432,000
690,000	Graco Inc.	31,201,800
93,000	IDEX Corp.	12,692,640
390,000	Interpump Group SpA	12,132,989
66,000	Itron Inc.†	3,963,300
31,000	Littelfuse Inc.	7,073,580
55,000	Maezawa Kyuso Industries Co. Ltd.	967,710
80,000	Minerals Technologies Inc.	6,028,000
6,000	MSA Safety Inc.	578,040
755,054	Mueller Industries Inc.	22,281,644
825,000	Mueller Water Products Inc., Cl. A	9,669,000
10,000	Plantronics Inc.	762,500
4,000	Teleflex Inc.	1,072,840
280,000	Tennant Co.	22,120,000
878,000	The Gorman-Rupp Co.	30,730,000
135,000	The Greenbrier Companies Inc.	7,121,250
290,056	The L.S. Starrett Co., Cl. A	1,856,358
35,000	The Manitowoc Co. Inc.†	905,100
74,000	The Middleby Corp.†	7,727,080
40,000	The Timken Co.	1,742,000
48,000	The Toro Co.	2,892,000
7,500	Valmont Industries Inc.	1,130,625
49,000	Vicor Corp.†	2,133,950

Shares		Market Value

7,875	Watsco Inc., Cl. B	$ 1,401,750
172,000	Watts Water Technologies Inc., Cl. A	13,484,800

		342,124,704

	Financial Services — 4.1%
10,000	Alleghany Corp.	5,749,700
33,674	Argo Group International Holdings Ltd.	1,958,143
10,770	BKF Capital Group Inc.†	117,393
10,000	Canadian Imperial Bank of Commerce	869,200
12,500	Capitol Federal Financial Inc.	164,500
22,000	Crazy Woman Creek Bancorp Inc.	389,290
636,000	Energy Transfer Equity LP	10,971,000
125	Farmers & Merchants Bank of Long Beach	1,020,000
79,000	FCB Financial Holdings Inc., Cl. A†	4,645,200
30,000	Federated Investors Inc., Cl. B	699,600
10,300	Fidelity Southern Corp.	261,723
500,093	Flushing Financial Corp.	13,052,427
64,800	FNB Corp.	869,616
1,000,000	GAM Holding AG	13,834,192
155,000	Hilltop Holdings Inc.	3,420,850
310,000	Hope Bancorp Inc.	5,527,300
455,800	Huntington Bancshares Inc.	6,727,608
490,000	Janus Henderson Group plc	15,057,700
90,000	KeyCorp.	1,758,600
750,072	KKR & Co. Inc., Cl. A	18,639,289
150,000	Legg Mason Inc.	5,209,500
15,000	M&T Bank Corp.	2,552,250
18,000	Manning & Napier Inc.	55,800
100,000	Medallion Financial Corp.†	548,000
251,000	Och-Ziff Capital Management Group LLC, Cl. A	484,430
165,000	Oritani Financial Corp.	2,673,000
120,000	PJT Partners Inc., Cl. A	6,406,800
56,000	Pzena Investment Management Inc., Cl. A	515,760
3,000	Rafael Holdings Inc., Cl. B†	27,570
843	South State Corp.	72,709
20,000	State Auto Financial Corp.	598,200
21,056	State Bank Financial Corp.	703,270
431,887	Sterling Bancorp	10,149,345
12,500	T. Rowe Price Group Inc.	1,451,125
24,000	TFS Financial Corp.	378,480
145,000	The Charles Schwab Corp.	7,409,500
15,000	Thomasville Bancshares Inc.	626,250
40,782	Value Line Inc.	966,533
470,000	Waddell & Reed Financial Inc., Cl. A	8,445,900
10,000	Waterloo Investment Holdings Ltd.†(a)	1,900
510,000	Wright Investors’ Service Holdings Inc.†	255,000

		155,264,653

	Food and Beverage — 10.6%
575,000	Arca Continental SAB de CV	3,530,733
112,500	Brown-Forman Corp., Cl. A	5,496,750
28,125	Brown-Forman Corp., Cl. B	1,378,406
21,000	Bull-Dog Sauce Co. Ltd.	411,597

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
5,000,000	China Tontine Wines Group Ltd.†	$ 105,792
222,000	Chr. Hansen Holding A/S	20,509,064
620,000	Cott Corp.	10,261,000
350,000	Crimson Wine Group Ltd.†	3,237,500
3,800,000	Davide Campari-Milano SpA	31,263,211
35,000	Dean Foods Co.	367,850
225,000	Denny’s Corp.†	3,584,250
300,000	Dr Pepper Snapple Group Inc.	36,600,000
3,500,000	Dynasty Fine Wines Group Ltd.†(a)	321,199
110,000	Farmer Brothers Co.†	3,360,500
510,000	Flowers Foods Inc.	10,623,300
120,000	Ingredion Inc.	13,284,000
180,000	ITO EN Ltd.	8,340,333
132,000	Iwatsuka Confectionery Co. Ltd.	6,080,477
23,500	J & J Snack Foods Corp.	3,583,045
146,000	Kameda Seika Co. Ltd.	7,806,711
1,250,000	Kikkoman Corp.	63,112,496
221,100	Lifeway Foods Inc.†	1,112,133
1,220,000	Maple Leaf Foods Inc.	30,846,841
6,000	MEIJI Holdings Co. Ltd.	506,164
50,000	MGP Ingredients Inc.	4,440,500
90,000	Morinaga Milk Industry Co. Ltd.	3,365,398
27,000	National Beverage Corp.†	2,886,300
85,000	Nissin Foods Holdings Co. Ltd.	6,149,573
25,000	Nutrisystem Inc.	962,500
8,548,096	Parmalat SpA	28,849,362
273,000	Post Holdings Inc.†	23,483,460
310,000	Rock Field Co. Ltd.	5,342,366
24,500	The Boston Beer Co. Inc., Cl. A†	7,342,650
392,000	The Hain Celestial Group Inc.†	11,681,600
78,000	The J.M. Smucker Co.	8,383,440
800,000	Tingyi (Cayman Islands) Holding Corp.	1,855,817
351,230	Tootsie Roll Industries Inc.	10,835,446
81,000	United Natural Foods Inc.†	3,455,460
22,000	Vina Concha Y Toro SA, ADR	915,420
1,400,000	Vitasoy International Holdings Ltd.	4,478,944
20,000	Willamette Valley Vineyards Inc.†	171,000
150,000	Yakult Honsha Co. Ltd.	10,025,742

		400,348,330

	Health Care — 6.2%
150,000	Achaogen Inc.†	1,299,000
5,000	Align Technology Inc.†	1,710,700
21,000	Allergan plc	3,501,120
64,000	AngioDynamics Inc.†	1,423,360
6,000	Anika Therapeutics Inc.†	192,000
11,000	Bio-Rad Laboratories Inc., Cl. A†	3,173,940
18,000	Bruker Corp.	522,720
100,000	Cantel Medical Corp.	9,836,000
35,500	Cardiovascular Systems Inc.†	1,148,070
119,825	Chemed Corp.	38,560,883

Shares		Market Value

57,000	CONMED Corp.	$ 4,172,400
383,000	Cutera Inc.†	15,434,900
62,000	DexCom Inc.†	5,888,760
93,000	Evolent Health Inc., Cl. A†	1,957,650
11,500	Global Blood Therapeutics Inc.†	519,800
192,000	Globus Medical Inc., Cl. A†	9,688,320
86,000	Henry Schein Inc.†	6,247,040
4,000	Heska Corp.†	415,160
41,600	ICU Medical Inc.†	12,215,840
25,000	Integer Holdings Corp.†	1,616,250
75,000	K2M Group Holdings Inc.†	1,687,500
350,000	Kindred Healthcare Inc.†	3,150,000
19,000	Lexicon Pharmaceuticals Inc.†	228,000
30,000	LivaNova plc†	2,994,600
110,000	Masimo Corp.†	10,741,500
24,000	Melinta Therapeutics Inc.†	152,400
192,000	Meridian Bioscience Inc.	3,052,800
25,733	Neogen Corp.†	2,063,529
150,000	NuVasive Inc.†	7,818,000
25,500	Nuvectra Corp.†	523,515
20,000	Ophthotech Corp.†	54,600
318,000	OPKO Health Inc.†	1,494,600
163,000	Orthofix International NV†	9,261,660
76,000	Owens & Minor Inc.	1,269,960
5,000	Pain Therapeutics Inc.†	10,300
100,000	Patterson Cos., Inc.	2,267,000
578,000	Quidel Corp.†	38,437,000
200,000	RTI Surgical Inc.†	920,000
25,000	Seikagaku Corp.	335,772
53,500	STERIS plc	5,618,035
2,100	Straumann Holding AG	1,601,030
3,000	Stryker Corp.	506,580
43,000	SurModics Inc.†	2,373,600
32,000	Teladoc Inc.†	1,857,600
100,000	Tetraphase Pharmaceuticals Inc.†	357,000
24,000	The Cooper Companies Inc.	5,650,800
45,000	United-Guardian Inc.	861,750
404,500	Wright Medical Group NV†	10,500,820

		235,313,864

	Home Furnishings — 0.4%
260,000	Bassett Furniture Industries Inc.	7,163,000
30,000	Bed Bath & Beyond Inc.	597,750
20,000	Ethan Allen Interiors Inc.	490,000
172,000	La-Z-Boy Inc.	5,263,200

		13,513,950

	Hotels and Gaming — 3.8%
156,000	Belmond Ltd., Cl. A†	1,739,400
495,000	Boyd Gaming Corp.	17,156,700
190,000	Canterbury Park Holding Corp.	2,935,500
74,200	Churchill Downs Inc.	22,000,300
170,000	Dover Downs Gaming & Entertainment Inc.†	302,600

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
180,000	Formosa International Hotels Corp.	$ 879,676
540,000	Full House Resorts Inc.†	1,798,200
110,000	Gaming and Leisure Properties Inc., REIT	3,938,000
1,000,000	Genting Singapore Ltd.	895,413
171,000	Golden Entertainment Inc.†	4,615,290
50,000	International Game Technology plc	1,162,000
168,000	Las Vegas Sands Corp.	12,828,480
3,000,000	Mandarin Oriental International Ltd.	6,990,000
30,000	Penn National Gaming Inc.†	1,007,700
545,000	Ryman Hospitality Properties Inc., REIT	45,316,750
2,950,000	The Hongkong & Shanghai Hotels Ltd.	4,211,278
380,000	The Marcus Corp.	12,350,000
22,000	Wynn Resorts Ltd.	3,681,480

		143,808,767

	Machinery — 1.8%
462,000	Astec Industries Inc.	27,627,600
1,700,000	CNH Industrial NV	17,901,000
2,000	Disco Corp.	341,598
227,500	Kennametal Inc.	8,167,250
6,000	Nordson Corp.	770,460
171,800	The Eastern Co.	4,818,990
200,000	Twin Disc Inc.†	4,964,000
100,000	Welbilt Inc.†	2,231,000

		66,821,898

	Manufactured Housing and Recreational Vehicles — 0.7%
91,000	Cavco Industries Inc.†	18,896,150
87,100	Nobility Homes Inc.	1,843,907
85,000	Skyline Champion Corp.	2,978,400
59,000	Winnebago Industries Inc.	2,395,400

		26,113,857

	Metals and Mining — 0.9%
275,000	Allegheny Technologies Inc.†	6,908,000
52,003	Barrick Gold Corp.	682,799
154,000	Century Aluminum Co.†	2,425,500
25,500	Constellium NV, Cl. A†	262,650
45,000	Ivanhoe Mines Ltd., Cl. A†	92,420
135,000	Kinross Gold Corp.†	507,600
322,000	Materion Corp.	17,436,300
375,000	TimkenSteel Corp.†	6,131,250
230,000	Turquoise Hill Resources Ltd.†	653,200
15,000	Yamana Gold Inc.	43,499

		35,143,218

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	699,520

	Publishing — 0.7%
80,000	Cambium Learning Group Inc.†	892,000
3,000	Graham Holdings Co., Cl. B	1,758,300
50,000	Il Sole 24 Ore SpA†	38,888
12,000	John Wiley & Sons Inc., Cl. B	751,920

Shares		Market Value

60,000	Meredith Corp.	$ 3,060,000
65,000	News Corp., Cl. A	1,007,500
1,400,000	The E.W. Scripps Co., Cl. A	18,746,000

		26,254,608

	Real Estate — 1.4%
75,000	Capital Properties Inc., Cl. A	1,185,000
180,000	Cohen & Steers Inc.	7,507,800
267,600	Griffin Industrial Realty Inc.(b)	11,771,724
6,967	Gyrodyne LLC†	141,918
19,500	Lamar Advertising Co., Cl. A, REIT	1,332,045
100,000	Morguard Corp.	12,732,666
32,000	New Senior Investment Group Inc., REIT	242,240
95,088	Reading International Inc., Cl. A†	1,516,654
2,337	Reading International Inc., Cl. B†	72,914
24,000	Seritage Growth Properties, Cl. A, REIT	1,018,320
190,000	Tejon Ranch Co.†	4,617,000
620,000	The St. Joe Co.†	11,129,000

		53,267,281

	Retail — 5.0%
300,000	Aaron’s Inc.	13,035,000
200,000	AutoNation Inc.†	9,716,000
21,024	Barnes & Noble Education Inc.†	118,575
31,500	Barnes & Noble Inc.	200,025
175,000	Big 5 Sporting Goods Corp.	1,330,000
2,263	Biglari Holdings Inc., Cl. A†	2,149,850
22,639	Biglari Holdings Inc., Cl. B†	4,154,030
147,000	Casey’s General Stores Inc.	15,446,760
164,000	Copart Inc.†	9,275,840
2,500	Dunkin’ Brands Group Inc.	172,675
190,000	GNC Holdings Inc., Cl. A†	668,800
1,045,000	Hertz Global Holdings Inc.†	16,030,300
665,000	Ingles Markets Inc., Cl. A	21,147,000
615,000	J.C. Penney Co. Inc.†	1,439,100
75,500	Lands’ End Inc.†	2,106,450
178,000	Macy’s Inc.	6,662,540
85,000	Movado Group Inc.	4,105,500
17,000	Murphy USA Inc.†	1,262,930
157,000	Nathan’s Famous Inc.	14,773,700
100,000	Penske Automotive Group Inc.	4,685,000
70,000	Pets at Home Group plc	119,635
82,000	Pier 1 Imports Inc.	195,160
1,880,000	Rite Aid Corp.†	3,252,400
290,000	Rush Enterprises Inc., Cl. B†	12,731,000
4,000	Salvatore Ferragamo SpA	97,628
17,000	Sprouts Farmers Market Inc.†	375,190
396,000	The Cheesecake Factory Inc.	21,803,760
194,000	Tractor Supply Co.	14,839,060
47,000	Village Super Market Inc., Cl. A	1,384,620
100,000	Vitamin Shoppe, Inc.†	695,000
57,600	Weis Markets Inc.	3,072,384

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
800	Winmark Corp.	$118,760

		187,164,672

	Specialty Chemicals — 3.3%
65,000	A. Schulman Inc.	2,892,500
90,000	Albemarle Corp.	8,489,700
71,000	Ashland Global Holdings Inc.	5,550,780
2,155,000	Ferro Corp.†	44,931,750
115,000	GCP Applied Technologies Inc.†	3,329,250
91,200	General Chemical Group Inc.†	730
305,000	H.B. Fuller Co.	16,372,400
58,000	Hawkins Inc.	2,050,300
138,000	Huntsman Corp.	4,029,600
15,600	NewMarket Corp.	6,310,200
300,000	OMNOVA Solutions Inc.†	3,120,000
135,000	Platform Specialty Products Corp.†	1,566,000
12,000	Quaker Chemical Corp.	1,858,440
220,000	Sensient Technologies Corp.	15,741,000
26,102	SGL Carbon SE†	280,739
10,000	Takasago International Corp.	320,191
300,000	Valvoline Inc.	6,471,000

		123,314,580

	Telecommunications — 1.6%
79,000	ATN International Inc.	4,168,830
560,000	Cincinnati Bell Inc.†	8,792,000
61,000	Consolidated Communications Holdings Inc.	753,960
841,800	Gogo Inc.†	4,091,148
30,000	Harris Corp.	4,336,200
250,000	HC2 Holdings Inc.†	1,462,500
6,000	IDT Corp., Cl. B	33,720
120,000	Iridium Communications Inc.†	1,932,000
120,000	Liberty Latin America Ltd., Cl. A†	2,294,400
300,000	Liberty Latin America Ltd., Cl. C†	5,814,000
55,000	Loral Space & Communications Inc.†	2,068,000
130,000	Nuvera Communications Inc.	2,368,600
40,000	Pharol SGPS SA†	11,117
115,000	Rogers Communications Inc., Cl. B	5,457,900
218,000	Shenandoah Telecommunications Co.	7,128,600
850,000	Sprint Corp.†	4,624,000
831,000	VEON Ltd., ADR	1,977,780
22,781	Verizon Communications Inc.	1,146,112
168,926	Windstream Holdings Inc.	890,240

		59,351,107

	Transportation — 1.0%
490,000	GATX Corp.	36,372,700
20,000	Irish Continental Group plc	121,451
165,000	Navigator Holdings Ltd.†	2,087,250

		38,581,401

	Wireless Communications — 0.2%
105,000	Millicom International Cellular SA, SDR	6,201,468

Shares		Market Value

62,000	United States Cellular Corp.†	$2,296,480

		8,497,948

	TOTAL COMMON STOCKS	3,693,338,486

	CLOSED-END FUNDS — 0.2%
104,000	MVC Capital Inc.	988,000
84,960	The Central Europe, Russia, and Turkey Fund Inc.	1,969,373
31,977	The European Equity Fund Inc.	300,264
119,278	The New Germany Fund Inc.	2,175,631

	TOTAL CLOSED-END FUNDS	5,433,268

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.1%
135,000	Jungheinrich AG	5,007,065

	Financial Services — 0.1%
188,000	Steel Partners Holdings LP Ser. A, 6.000%(b)	3,833,320

	TOTAL PREFERRED STOCKS	8,840,385

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B, 6.000%(b)	210,145

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(a)	2

	Health Care — 0.0%
290,000	Sanofi, CVR, expire 12/31/20†	145,000

	TOTAL RIGHTS	145,002

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$69,772,000	U.S. Treasury Bills, 1.737% to 2.097%††, 07/05/18 to 12/20/18	69,568,937

	TOTAL INVESTMENTS — 100.0% (Cost $1,655,810,387)	$3,777,536,223

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$168,449,268	—	$11,283,070	$ 179,732,338
Aviation: Parts and Services	166,157,031	$ 1,272,348	—	167,429,379
Business Services	170,592,735	14,849,460	—	185,442,195
Consumer Services	65,027,155	133,560	—	65,160,715
Diversified Industrial	248,224,922	2,646	—	248,227,568
Energy and Utilities	227,678,467	—	1,010	227,679,477
Entertainment	109,272,956	310,889	—	109,583,845
Equipment and Supplies	340,722,954	1,401,750	—	342,124,704
Financial Services	153,874,820	1,387,933	1,900	155,264,653
Food and Beverage	400,027,131	—	321,199	400,348,330
Manufactured Housing and Recreational Vehicles	24,269,950	1,843,907	—	26,113,857
Real Estate	53,194,367	72,914		53,267,281
Specialty Chemicals	123,313,850	730	—	123,314,580
Telecommunications	56,982,507	2,368,600	—	59,351,107
Other Industries (a)	1,350,298,457	—	—	1,350,298,457
Total Common Stocks	3,658,086,570	23,644,737	11,607,179	3,693,338,486
Closed-End Funds	5,433,268	—	—	5,433,268
Preferred Stocks (a)	8,840,385	—	—	8,840,385
Convertible Preferred Stocks (a)	—	210,145	—	210,145
Rights (a)	145,000	—	2	145,002
U.S. Government Obligations	—	69,568,937	—	69,568,937
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,672,505,223	$ 93,423,819	$11,607,181	$3,777,536,223

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2018, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q218QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2018

To Our Shareholders,

For the quarter ended June 30, 2018, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund increased 1.5% compared with the Fund’s benchmark, the Blended Index, which increased 3.1%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a)(b) (Unaudited)

	Quarter(c)	1 Year(c)	3 Year(c)	5 Year(c)	Since January 1, 2012(c)		10 Year	Since Inception (12/31/02)
Class I (GWSIX)	1.50%	(1.42)%	(0.96)%	3.29%	8.55%		6.56%	7.53%
Class AAA (GWSVX)	1.47	(1.69)	(1.18)	3.03	8.27		6.29	7.34
Russell 2500 Index	5.71	16.24	10.30	12.29	14.62	(d)	10.74	11.74
Russell 1000 Index	3.57	14.54	11.64	13.37	14.77		10.20	10.04
MSCI AC World Ex-U.S. Index	(2.39)	7.79	5.56	6.48	5.92		3.01	8.67
Blended Index	3.08	13.62	9.41	11.06	12.12		8.63	10.53
Class A (GWSAX)	1.46	(1.67)	(1.19)	3.03	8.28		6.29	7.37
With sales charge (e)	(4.38)	(7.32)	(3.12)	1.82	7.30		5.65	6.95
Class C (GWSCX)	1.27	(2.42)	(1.92)	2.26	7.47		5.50	6.58
With contingent deferred sales charge (f)	0.27	(3.39)	(1.92)	2.26	7.47		5.50	6.58
Class T (GWSTX)	1.47	(1.77)	(1.20)	3.01	8.26		6.28	7.34
With sales charge (g)	(1.07)	(4.23)	(2.03)	2.49	7.84		6.01	7.16

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.43%, 1.43%, 2.18%, 1.18%, and 1.43%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008 and Class T Shares on July 5, 2017. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The actual performance of the Class T Shares would have been lower due to the additional fees and expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   The Fund’s fiscal year ends September 30.

(c)   On January 1, 2012, the Fund began operating under its current name.

(d)   Russell 2500 Index performance is as of December 31, 2011.

(e)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(g)   Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.9%
	Automotive: Parts and Accessories — 8.5%
42,100	Aptiv plc	$3,857,623
55,000	Delphi Technologies plc	2,500,300
60,000	Tenneco Inc.	2,637,600

		8,995,523

	Broadcasting — 3.5%
115,034	Sinclair Broadcast Group Inc., Cl. A	3,698,343

	Building and Construction — 6.4%
37,500	Herc Holdings Inc.†	2,112,750
90,000	Lennar Corp., Cl. A	4,725,000

		6,837,750

	Business Services — 2.1%
185,000	Diebold Nixdorf Inc.	2,210,750

	Cable and Satellite — 10.6%
35,000	EchoStar Corp., Cl. A†	1,554,000
140,000	Liberty Global plc, Cl. C†	3,725,400
170,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	6,002,700

		11,282,100

	Computer Software and Services — 3.9%
2,075	Alphabet Inc., Cl. C†	2,314,974
170,000	Internap Corp.†	1,771,400

		4,086,374

	Consumer Services — 1.7%
40,000	GCI Liberty Inc., Cl. A†	1,803,200

	Diversified Industrial — 1.4%
20,000	Colfax Corp.†	613,000
12,500	EnPro Industries Inc.	874,375

		1,487,375

	Energy and Utilities — 4.4%
150,000	Patterson-UTI Energy Inc.	2,700,000
600,000	Weatherford International plc†	1,974,000

		4,674,000

	Entertainment — 1.7%
225,000	Pandora Media Inc.†	1,773,000

	Equipment and Supplies — 5.9%
10,000	CIRCOR International Inc.	369,600
45,000	HD Supply Holdings Inc.†	1,930,050
335,000	Mueller Water Products Inc., Cl. A	3,926,200

		6,225,850

Shares		Market Value
	Financial Services — 4.1%
131,496	Synchrony Financial	$4,389,336

	Food and Beverage — 12.2%
190,000	Maple Leaf Foods Inc.	4,804,016
105,000	Mondelēz International Inc., Cl. A	4,305,000
45,000	Post Holdings Inc.†	3,870,900

		12,979,916

	Health Care Equipment and Services — 9.5%
3,450,000	BioScrip Inc.†	10,108,500

	Health Care Equipment and Supplies — 3.6%
110,000	K2M Group Holdings Inc.†	2,475,000
25,000	NuVasive Inc.†	1,303,000

		3,778,000

	Hotels and Gaming — 6.2%
225,000	MGM Resorts International	6,531,750

	Pharmaceuticals — 2.7%
17,500	Allergan plc	2,917,600

	Retail — 2.2%
22,500	Casey’s General Stores Inc.	2,364,300

	Telecommunications — 5.3%
125,000	CenturyLink Inc.	2,330,000
675,000	Gogo Inc.†	3,280,500

		5,610,500

	TOTAL COMMON STOCKS	101,754,167

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
$4,322,000	U.S. Treasury Bills, 1.880% to 1.899%††, 09/13/18 to 09/27/18	4,304,977

	TOTAL INVESTMENTS — 100.0% (Cost $93,384,902)	$106,059,144

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

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The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
COMMON STOCKS	$101,754,167	—	—	$101,754,167
U.S. Government Obligations	—	$4,304,977	—	4,304,977
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$101,754,167	$4,304,977	—	$106,059,144

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against

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The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2018, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

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The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

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Gabelli Equity Series Funds, Inc. THE GABELLI FOCUS FIVE FUND One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q218QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/15/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/15/2018

*	Print the name and title of each signing officer under his or her signature.